Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Related Party Transactions

Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2013	2014	2015
Sales of products	¥1,128	802	1,600
Purchases of raw materials	3,757	2,800	2,726
Receivables	338	114	462
Payables	1,255	1,336	1,222
Purchases of software, hardware and others	66	282	68
Research and development expenses, computer rentals, maintenance and other expenses	1,634	1,551	863